Note 14 - Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2011 Vested Shares [Member]	Dec. 31, 2012 Non-Vested Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,501	74,761